Pensions and Post Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Pension And Post Retirement Benefits [Abstract]
Disclosure of defined benefit plans
The funded status of the company's defined benefit pension and post retirement plans at December 31 were as follows:

	Defined benefit pension plans		Defined benefit post retirement plans
	2018	2017	2018	2017
Benefit obligation	(803.7)	(918.3)	(112.3)	(118.5)
Fair value of plan assets	726.9	836.1	—	—
Funded status of plans - deficit	(76.8)	(82.2)	(112.3)	(118.5)
Impact of asset ceiling	—	(1.0)	—	—
Net accrued liability (notes 13 and 14)(1)	(76.8)	(83.2)	(112.3)	(118.5)

Weighted average assumptions used to determine benefit obligations:
Discount rate	3.6%	3.2%	4.2%	4.1%
Rate of compensation increase	2.7%	2.7%	3.6%	3.3%
Health care cost trend	—	—	4.6%	5.0%

(1)
The defined benefit pension plan net accrued liability at December 31, 2018 of $76.8 (December 31, 2017 - $83.2) was comprised of pension surpluses of $64.0 and pension deficits of $140.8 (December 31, 2017 - $49.1 and $132.3).

Pension and post retirement expenses recognized
Pension and post retirement benefit expenses recognized in the consolidated statement of earnings for the years ended December 31 were as follows:

	2018	2017
Defined benefit pension plan expense	26.8	17.3
Defined contribution pension plan expense	50.3	45.6
Defined benefit post retirement plan expense	9.7	10.3
	86.8	73.2

Pre-tax actuarial net gains (losses) recognized in the consolidated statements
Pre-tax actuarial net gains (losses) recognized in the consolidated statement of comprehensive income for the years ended December 31 were comprised as follows:

	2018	2017
Defined benefit pension plans
Actuarial net gains (losses) on plan assets and change in asset ceiling	(69.2)	18.6
Actuarial net gains (losses) on benefit obligations	74.1	(53.0)
	4.9	(34.4)
Defined benefit post retirement plans - actuarial net gains on benefit obligations	7.3	0.3
	12.2	(34.1)